VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company


                      Supplement Dated February 10, 2000
                           to May 3, 1999 Prospectus


GENERAL DESCRIPTION OF GET I
Series I of the Aetna GET Fund (GET I) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET I. Aeltus Investment Management, Inc. serves as investment adviser to GET I.

We will offer GET I shares only during its offering period, which is scheduled to run from March 15, 2000 through the close of business on June 14, 2000. GET I may not be available under your contract, your plan or in your state. Please read the GET I prospectus for a more complete description of GET I, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET I
GET I seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET I's guarantee period runs from June 15, 2000 through June 14, 2005. During the offering period, all GET I assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE
The guarantee period for GET I will end on June 14, 2005 which is GET I's maturity date. The Company guarantees that the value of an accumulation unit of the GET I subaccount under the contract on the maturity date (as valued after the close of business on June 14, 2005) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET I subaccount to make up the difference. This means that if you remain invested in GET I until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET I as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET I subaccount. The value of dividends and distributions made by GET I throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET I investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET I before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE
Before the maturity date, we will send a notice to each contract holder who has amounts in GET I. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET I amounts. If you do not make a choice, on the maturity date we will transfer your GET I amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET I amounts to the fund or funds designated by the Company.

INCOME PHASE
GET I is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET I account value to another available investment option before you may elect an income phase payment option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.





X.GETIAVAMH-00                                             February 2000

REINVESTMENT
Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET I and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET I amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET I Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET I investment option:


 GET I Guarantee Charge (deducted daily during the Guarantee Period) ...0.50%
Maximum Total Separate Account Expenses ................................1.90%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series I Annual Expenses
(As a percentage of the average net assets)



                               Investment                             Total Fund Annual Expenses
                             Advisory Fees2     Other Expenses3     (after expense reimbursement)4
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series I            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET I prospectus.











-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET I and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET I's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET I's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET I's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES I
Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET I investment option under the contract (until GET I's maturity date) and assume a 5% annual return on the investment.(5)

-------------------------------
> THESE EXAMPLES ARE PURELY                     Example A                             Example B
  HYPOTHETICAL.                         If you withdraw your entire          If at the end of the periods
> THEY SHOULD NOT BE                    account value at the end of          shown you (1) leave your
  CONSIDERED A REPRESENTATION           the periods shown, you would         entire account value invested
  OF PAST OR FUTURE EXPENSES            pay the following expenses,          or (2) select an income phase
  OR EXPECTED RETURNS.                  including any applicable early       payment option, you would
> ACTUAL EXPENSES AND/OR                withdrawal charge:                   pay the following expenses
  RETURNS MAY BE MORE OR LESS                                                (no early withdrawal charge is
  THAN THOSE SHOWN BELOW.                                                    reflected):
-------------------------------
                                        1 Year   3 Years   5 Years           1 Year   3 Years   5 Years
                                       -------- --------- ---------          -------- --------- --------
Aetna GET Fund Series I                  $90      $137      $177              $27      $83      $142

-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET I guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET I Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:


Aetna GET Fund (Series I)

INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 15, 2000 through June 14, 2005, the maturity date.

POLICIES
Prior to June 15, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series I are those generally attributable to stock and bond investing. The success of Series I's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series I invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series I assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series I would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series I assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series I's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.



The following information supplements Appendix IV--"Condensed Financial Information" contained in the prospectus:

Appendix IV--"Condensed Financial Information", is amended to include financial data for the nine-month period ending September 30, 1999, as follows.



                        Condensed Financial Information
--------------------------------------------------------------------------------
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the nine month period ended September 30, 1999 is derived from the unaudited interim financial statements of the separate account. The financial statements for the nine month period ended September 30, 1999 are included in the February 10, 2000 Statement of Additional Information.



                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
AETNA BALANCED VP, INC.
Value at beginning of period                                     $  10.377             $  10.323             $  10.316
Value at end of period                                           $  10.600             $  10.562             $  10.542
Number of accumulation units outstanding at end of period          324,905               267,914               207,494
AETNA BOND VP
Value at beginning of period                                     $  10.319             $  10.305             $  10.298
Value at end of period                                           $  10.215             $  10.178             $  10.160
Number of accumulation units outstanding at end of period          542,358               634,009               234,313
AETNA GROWTH VP
Value at beginning of period                                     $  10.489             $  10.475             $  10.468
Value at end of period                                           $  11.399             $  11.358             $  11.338
Number of accumulation units outstanding at end of period          383,863               417,650                85,882
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $   9.886             $   9.872             $   9.866
Value at end of period                                           $  10.252             $  10.215             $  10.197
Number of accumulation units outstanding at end of period          979,134             1,072,390               331,130
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                     $  10.716             $  10.702             $  10.694
Value at end of period                                           $  11.292             $  11.251             $  11.231
Number of accumulation units outstanding at end of period        1,711,165             1,964,215               678,728
AETNA INTERNATIONAL VP
Value at beginning of period                                     $   9.149             $   9.137             $   9.131
Value at end of period                                           $  10.470             $  10.432             $  10.413
Number of accumulation units outstanding at end of period           47,360                54,933                18,743
AETNA MONEY MARKET VP
Value at beginning of period                                     $  10.199             $  10.186             $  10.179
Value at end of period                                           $  10.493             $  10.455             $  10.436
Number of accumulation units outstanding at end of period        1,723,253             1,048,453               528,162
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                     $   8.903             $   8.891             $   8.885
Value at end of period                                           $   8.686             $   8.655             $   8.639
Number of accumulation units outstanding at end of period           42,965                30,454                 5,672
AETNA SMALL COMPANY VP
Value at beginning of period                                     $   9.357             $   9.345             $   9.338
Value at end of period                                           $   9.760             $   9.725             $   9.707
Number of accumulation units outstanding at end of period          132,877                90,306                32,744
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                     $  10.245             $  10.231             $  10.224
Value at end of period                                           $  10.834             $  10.795             $  10.776
Number of accumulation units outstanding at end of period          129,569               217,488               102,811
AIM V.I. GROWTH FUND
Value at beginning of period                                     $  10.779             $  10.764             $  10.757
Value at end of period                                           $  11.811             $  11.768             $  11.747
Number of accumulation units outstanding at end of period          230,795               560,274               141,942
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                     $  10.663             $  10.649             $  10.641
Value at end of period                                           $  11.528             $  11.486             $  11.465
Number of accumulation units outstanding at end of period          247,509               699,721               179,082
AIM V.I. VALUE FUND
Value at beginning of period                                     $  10.616             $  10.601             $  10.594
Value at end of period                                           $  11.628             $  11.586             $  11.565
Number of accumulation units outstanding at end of period          628,651             1,091,276               322,713
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                     $   9.911             $   9.897             $   9.891
Value at end of period                                           $  10.125             $  10.089             $  10.070
Number of accumulation units outstanding at end of period          557,396             1,334,011               354,773
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                    $   10.265(1)         $   10.231(1)
Value at end of period                                          $   10.265            $   10.256
Number of accumulation units outstanding at end of period            1,926                 1,347
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                    $    8.949            $    8.936             $   8.930
Value at end of period                                          $    9.244            $    9.211             $   9.194
Number of accumulation units outstanding at end of period          400,177               564,033               205,426

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                     $  10.535             $  10.521             $  10.514
Value at end of period                                           $  11.076             $  11.036             $  11.016
Number of accumulation units outstanding at end of period          911,513             1,267,633               475,850
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                     $  11.042             $  11.027             $  11.020
Value at end of period                                           $  15.509             $  15.453             $  15.425
Number of accumulation units outstanding at end of period          631,425               637,464               243,523
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                     $  10.945             $  10.930             $  10.923
Value at end of period                                           $  11.841             $  11.798             $  11.777
Number of accumulation units outstanding at end of period        1,260,294             1,615,845               572,022
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                     $  10.938             $  10.923             $  10.915
Value at end of period                                           $  12.656             $  12.610             $  12.587
Number of accumulation units outstanding at end of period        1,208,271             1,686,221               461,935
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                     $   9.576             $   9.563             $   9.557
Value at end of period                                           $  10.993             $  10.953             $  10.933
Number of accumulation units outstanding at end of period        1,297,387             1,489,511               426,309
MFS TOTAL RETURN SERIES
Value at beginning of period                                     $  10.171             $  10.157             $  10.150
Value at end of period                                           $  10.123             $  10.086             $  10.068
Number of accumulation units outstanding at end of period          231,064               536,006               217,885
MITCHELL HUTCHINS SERIES TRUST
 GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                    $    9.816(2)         $   10.189(2)         $   10.056(2)
Value at end of period                                          $    9.743            $    9.730            $    9.724
Number of accumulation units outstanding at end of period           10,141                45,385                 1,356
MITCHELL HUTCHINS SERIES TRUST
 SMALL CAP PORTFOLIO
Value at beginning of period                                                          $   11.067(3)
Value at end of period                                                                $   10.190
Number of accumulation units outstanding at end of period                                 10,760
MITCHELL HUTCHINS SERIES TRUST
 TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                    $    9.451(2)         $    9.852(2)         $    9.567(4)
Value at end of period                                          $    9.441            $    9.428            $    9.422
Number of accumulation units outstanding at end of period           73,280               292,311                27,804
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                    $    9.362            $    9.350            $    9.343
Value at end of period                                          $   11.703            $   11.661            $   11.640
Number of accumulation units outstanding at end of period           65,848                97,940                46,191
OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Value at beginning of period                                    $    9.080            $    9.067            $    9.061
Value at end of period                                          $    9.818            $    9.783            $    9.765
Number of accumulation units outstanding at end of period          243,319               544,526               176,513
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                    $    9.823            $    9.810            $    9.803
Value at end of period                                          $    9.787            $    9.751            $    9.734
Number of accumulation units outstanding at end of period          188,667               250,481                79,808
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                    $   10.371            $   10.357            $   10.350
Value at end of period                                          $   11.565            $   11.523            $   11.502
Number of accumulation units outstanding at end of period          269,649               274,545               125,570
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                    $   10.113            $   10.099            $   10.092
Value at end of period                                          $   10.213            $   10.176            $   10.157
Number of accumulation units outstanding at end of period          171,374               340,379               119,579
PPI MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                    $   10.193            $   10.180            $   10.173
Value at end of period                                          $   11.650            $   11.607            $   11.586
Number of accumulation units outstanding at end of period          142,384               279,582                75,344
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                    $    9.248            $    9.236            $    9.229
Value at end of period                                          $   11.111            $   11.070            $   11.050
Number of accumulation units outstanding at end of period          233,214               124,224                82,591

-------------------
(1) Funds were first received in this option during September 1999.
(2) Funds were first received in this option during May 1999.
(3) Funds were first received in this option during July 1999.
(4) Funds were first received in this option during June 1999.







X.GETIAVAMH-00                                             February 2000

                          VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company


                      Supplement Dated February 10, 2000
                           to May 3, 1999 Prospectus


GENERAL DESCRIPTION OF GET I
Series I of the Aetna GET Fund (GET I) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET I. Aeltus Investment Management, Inc. serves as investment adviser to GET I.

We will offer GET I shares only during its offering period, which is scheduled to run from March 15, 2000 through the close of business on June 14, 2000. GET I may not be available under your contract, your plan or in your state. Please read the GET I prospectus for a more complete description of GET I, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET I
GET I seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET I's guarantee period runs from June 15, 2000 through June 14, 2005. During the offering period, all GET I assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE
The guarantee period for GET I will end on June 14, 2005 which is GET I's maturity date. The Company guarantees that the value of an accumulation unit of the GET I subaccount under the contract on the maturity date (as valued after the close of business on June 14, 2005) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET I subaccount to make up the difference. This means that if you remain invested in GET I until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET I as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET I subaccount. The value of dividends and distributions made by GET I throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET I investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET I before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE
Before the maturity date, we will send a notice to each contract holder who has amounts in GET I. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET I amounts. If you do not make a choice, on the maturity date we will transfer your GET I amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET I amounts to the fund or funds designated by the Company.

INCOME PHASE
GET I is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET I account value to another available investment option before you may elect an income phase payment option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.





X.GETI56297-00                                              February 2000

REINVESTMENT
Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET I and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET I amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET I Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET I investment option:



 GET I Guarantee Charge (deducted daily during the Guarantee Period) ...0.50%
Maximum Total Separate Account Expenses ............................... 1.90%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series I Annual Expenses
(As a percentage of the average net assets)



                               Investment                             Total Fund Annual Expenses
                             Advisory Fees2     Other Expenses3     (after expense reimbursement)4
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series I            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET I prospectus.













-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET I and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET I's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET I's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET I's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES I
Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET I investment option under the contract (until GET I's maturity date) and assume a 5% annual return on the investment.5

--------------------------------
> THESE EXAMPLES ARE PURELY                    Example A                                Example B
  HYPOTHETICAL.
> THEY SHOULD NOT BE                   If you withdraw your entire             If at the end of the periods
  CONSIDERED A REPRESENTATION          account value at the end of             shown you (1) leave your
  OF PAST OR FUTURE EXPENSES           the periods shown, you would            entire account value invested
  OR EXPECTED RETURNS.                 pay the following expenses,             or (2) select an income phase
> ACTUAL EXPENSES AND/OR               including any applicable early          payment option, you would
  RETURNS MAY BE MORE OR LESS          withdrawal charge:                      pay the following expenses
  THAN THOSE SHOWN BELOW.                                                      (no early withdrawal charge is
---------------------------------                                              reflected):

                                      1 Year   3 Years   5 Years               1 Year   3 Years   5 Years
                                     -------- --------- ---------              -------- --------- --------
Aetna GET Fund Series I                $90      $137      $177                   $27      $83      $142

-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET I guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET I Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:


Aetna GET Fund (Series I)

INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 15, 2000 through June 14, 2005, the maturity date.

POLICIES
Prior to June 15, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series I are those generally attributable to stock and bond investing. The success of Series I's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series I invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series I assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series I would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series I assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series I's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.



The following information supplements Appendix IV--"Condensed Financial Information" contained in the prospectus:

Appendix IV--"Condensed Financial Information", is amended to include financial data for the nine-month period ending September 30, 1999, as follows.



                        Condensed Financial Information
--------------------------------------------------------------------------------
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the nine month period ended September 30, 1999 is derived from the unaudited interim financial statements of the separate account. The financial statements for the nine month period ended September 30, 1999 are included in the February 10, 2000 Statement of Additional Information.



                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
AETNA BALANCED VP, INC.
Value at beginning of period                                     $  10.377             $  10.323             $  10.316
Value at end of period                                           $  10.600             $  10.562             $  10.542
Number of accumulation units outstanding at end of period          324,905               267,914               207,494
AETNA BOND VP
Value at beginning of period                                     $  10.319             $  10.305             $  10.298
Value at end of period                                           $  10.215             $  10.178             $  10.160
Number of accumulation units outstanding at end of period          542,358               634,009               234,313
AETNA GROWTH VP
Value at beginning of period                                     $  10.489             $  10.475             $  10.468
Value at end of period                                           $  11.399             $  11.358             $  11.338
Number of accumulation units outstanding at end of period          383,863               417,650                85,882
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $   9.886             $   9.872             $   9.866
Value at end of period                                           $  10.252             $  10.215             $  10.197
Number of accumulation units outstanding at end of period          979,134             1,072,390               331,130
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                     $  10.716             $  10.702             $  10.694
Value at end of period                                           $  11.292             $  11.251             $  11.231
Number of accumulation units outstanding at end of period        1,711,165             1,964,215               678,728
AETNA INTERNATIONAL VP
Value at beginning of period                                     $   9.149             $   9.137             $   9.131
Value at end of period                                           $  10.470             $  10.432             $  10.413
Number of accumulation units outstanding at end of period           47,360                54,933                18,743
AETNA MONEY MARKET VP
Value at beginning of period                                     $  10.199             $  10.186             $  10.179
Value at end of period                                           $  10.493             $  10.455             $  10.436
Number of accumulation units outstanding at end of period        1,723,253             1,048,453               528,162
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                     $   8.903             $   8.891             $   8.885
Value at end of period                                           $   8.686             $   8.655             $   8.639
Number of accumulation units outstanding at end of period           42,965                30,454                 5,672
AETNA SMALL COMPANY VP
Value at beginning of period                                     $   9.357             $   9.345             $   9.338
Value at end of period                                           $   9.760             $   9.725             $   9.707
Number of accumulation units outstanding at end of period          132,877                90,306                32,744
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                     $  10.245             $  10.231             $  10.224
Value at end of period                                           $  10.834             $  10.795             $  10.776
Number of accumulation units outstanding at end of period          129,569               217,488               102,811
AIM V.I. GROWTH FUND
Value at beginning of period                                     $  10.779             $  10.764             $  10.757
Value at end of period                                           $  11.811             $  11.768             $  11.747
Number of accumulation units outstanding at end of period          230,795               560,274               141,942
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                     $  10.663             $  10.649             $  10.641
Value at end of period                                           $  11.528             $  11.486             $  11.465
Number of accumulation units outstanding at end of period          247,509               699,721               179,082
AIM V.I. VALUE FUND
Value at beginning of period                                     $  10.616             $  10.601             $  10.594
Value at end of period                                           $  11.628             $  11.586             $  11.565
Number of accumulation units outstanding at end of period          628,651             1,091,276               322,713
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                     $   9.911             $   9.897             $   9.891
Value at end of period                                           $  10.125             $  10.089             $  10.070
Number of accumulation units outstanding at end of period          557,396             1,334,011               354,773
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                    $   10.265(1)         $   10.231(1)
Value at end of period                                          $   10.265            $   10.256
Number of accumulation units outstanding at end of period            1,926                 1,347
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                    $    8.949            $    8.936             $   8.930
Value at end of period                                          $    9.244            $    9.211             $   9.194
Number of accumulation units outstanding at end of period          400,177               564,033               205,426

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                     $   10.535            $   10.521            $  10.514
Value at end of period                                           $   11.076            $   11.036            $  11.016
Number of accumulation units outstanding at end of period           911,513             1,267,633              475,850
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                     $   11.042            $   11.027            $  11.020
Value at end of period                                           $   15.509            $   15.453            $  15.425
Number of accumulation units outstanding at end of period           631,425               637,464              243,523
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                     $   10.945            $   10.930            $  10.923
Value at end of period                                           $   11.841            $   11.798            $  11.777
Number of accumulation units outstanding at end of period         1,260,294             1,615,845              572,022
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                     $   10.938            $   10.923            $  10.915
Value at end of period                                           $   12.656            $   12.610            $  12.587
Number of accumulation units outstanding at end of period         1,208,271             1,686,221              461,935
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                     $    9.576            $    9.563            $   9.557
Value at end of period                                           $   10.993            $   10.953            $  10.933
Number of accumulation units outstanding at end of period         1,297,387             1,489,511              426,309
MFS TOTAL RETURN SERIES
Value at beginning of period                                     $   10.171            $   10.157            $  10.150
Value at end of period                                           $   10.123            $   10.086            $  10.068
Number of accumulation units outstanding at end of period           231,064               536,006              217,885
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                     $    9.362            $    9.350            $   9.343
Value at end of period                                           $   11.703            $   11.661            $  11.640
Number of accumulation units outstanding at end of period            65,848                97,940               46,191
OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Value at beginning of period                                     $    9.080            $    9.067            $   9.061
Value at end of period                                           $    9.818            $    9.783            $   9.765
Number of accumulation units outstanding at end of period           243,319               544,526              176,513
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                     $    9.823            $    9.810            $   9.803
Value at end of period                                           $    9.787            $    9.751            $   9.734
Number of accumulation units outstanding at end of period           188,667               250,481               79,808
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                     $   10.371            $   10.357            $  10.350
Value at end of period                                           $   11.565            $   11.523            $  11.502
Number of accumulation units outstanding at end of period           269,649               274,545              125,570
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                     $   10.113            $   10.099            $  10.092
Value at end of period                                           $   10.213            $   10.176            $  10.157
Number of accumulation units outstanding at end of period           171,374               340,379              119,579
PPI MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                     $   10.193            $   10.180            $  10.173
Value at end of period                                           $   11.650            $   11.607            $  11.586
Number of accumulation units outstanding at end of period           142,384               279,582               75,344
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                     $    9.248            $    9.236            $   9.229
Value at end of period                                           $   11.111            $   11.070            $  11.050
Number of accumulation units outstanding at end of period           233,214               124,224               82,591

-------------------
(1) Funds were first received in this option during September 1999.
(2) Funds were first received in this option during May 1999.
(3) Funds were first received in this option during July 1999.
(4) Funds were first received in this option during June 1999.




X.GETI56297-00                                              February 2000